Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$977,222.05

Principal:
Principal Collections	$12,037,933.39
Prepayments in Full	$6,313,512.56
Liquidation Proceeds	$147,990.76
Recoveries	$67,374.04
Sub Total	$18,566,810.75
Collections	$19,544,032.80

Purchase Amounts:
Purchase Amounts Related to Principal	$519,506.07
Purchase Amounts Related to Interest	$3,046.16
Sub Total	$522,552.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,066,585.03

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,066,585.03
Servicing Fee	$240,650.47	$240,650.47	$0.00	$0.00	$19,825,934.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,825,934.56
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,825,934.56
Interest - Class A-3 Notes	$36,883.13	$36,883.13	$0.00	$0.00	$19,789,051.43
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$19,687,116.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,687,116.43
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$19,630,508.60
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,630,508.60
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$19,588,354.27
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,588,354.27
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$19,531,494.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,531,494.94
Regular Principal Payment	$18,529,637.37	$18,529,637.37	$0.00	$0.00	$1,001,857.57
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,001,857.57
Residual Released to Depositor	$0.00	$1,001,857.57	$0.00	$0.00	$0.00
Total		$20,066,585.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,529,637.37
Total					$18,529,637.37
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,529,637.37	$39.29	$36,883.13	$0.08	$18,566,520.50	$39.37
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$18,529,637.37	$12.36	$294,439.62	$0.20	$18,824,076.99	$12.56

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$66,059,329.38	0.1400749	$47,529,692.01	0.1007839
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$279,189,329.38	0.1861597	$260,659,692.01	0.1738044

Pool Information
Weighted Average APR	4.019%	4.019%
Weighted Average Remaining Term	27.05	26.24
Number of Receivables Outstanding	26,354	25,325
Pool Balance	$288,780,569.52	$269,514,069.65
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$279,189,329.38	$260,659,692.01
Pool Factor	0.1891164	0.1764992

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$8,854,377.64
Targeted Overcollateralization Amount	$8,854,377.64
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,854,377.64

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		115	$247,557.09
(Recoveries)		116	$67,374.04
Net Loss for Current Collection Period			$180,183.05
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7487%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5135%
Second Preceding Collection Period			0.2133%
Preceding Collection Period			0.2023%
Current Collection Period			0.7746%
Four Month Average (Current and Preceding Three Collection Periods)			0.4259%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,454	$9,461,390.97
(Cumulative Recoveries)			$1,483,158.46
Cumulative Net Loss for All Collection Periods			$7,978,232.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5225%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,124.25
Average Net Loss for Receivables that have experienced a Realized Loss			$1,791.25

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.36%	439	$6,349,470.81
61-90 Days Delinquent	0.27%	49	$723,763.98
91-120 Days Delinquent	0.08%	11	$215,332.56
Over 120 Days Delinquent	0.31%	42	$837,785.46
Total Delinquent Receivables	3.02%	541	$8,126,352.81

Repossession Inventory:
Repossessed in the Current Collection Period		11	$251,396.71
Total Repossessed Inventory		21	$449,218.47

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4260%
Preceding Collection Period			0.3681%
Current Collection Period			0.4028%
Three Month Average			0.3989%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	35

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer